Other Financial Information - Schedule of Property and Equipment, Leasehold Improvements, and Related Accumulated Depreciation and Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,562	$ 8,222	$ 6,088
Less: accumulated depreciation and amortization	(6,298)	(5,755)	(4,904)
Property and equipment, net	3,264	2,467	1,184
Manufacturing and Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,995	3,229	3,191
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	113	112	47
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,111	1,606	726
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	132	122	95
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,211	2,830	2,029
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 323